Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and contingencies
Commitments and contingencies

17. Commitments and contingencies

No material contingent liabilities resulting from claims and legal proceedings exist as of December 31, 2023. Refer to Note 12 for provisions recognized for contract terminations. For contractual commitments, refer to Note 15.